Investment Risks - Risk Nondiversified Status [Member]	Sep. 03, 2026
AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Portfolio is non-diversified, which means it may invest a larger percentage of its assets in the securities of a single issuer, and may invest in a smaller number of issuers, than a diversified fund. As a result, the Portfolio’s net asset value may be more sensitive to the financial results of a single issuer or a small number of issuers, and to a single economic, business, political, regulatory, or other development, than that of a diversified fund, and the value of the Portfolio’s shares may fluctuate more. A non-diversified portfolio may from time to time operate in a diversified manner without losing its non-diversified classification.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Portfolio is non-diversified, which means it may invest a larger percentage of its assets in the securities of a single issuer, and may invest in a smaller number of issuers, than a diversified fund. As a result, the Portfolio’s net asset value may be more sensitive to the financial results of a single issuer or a small number of issuers, and to a single economic, business, political, regulatory, or other development, than that of a diversified fund, and the value of the Portfolio’s shares may fluctuate more. A non-diversified portfolio may from time to time operate in a diversified manner without losing its non-diversified classification.